Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and Cash Equivalents	$ 45,795	$ 22,337
Restricted Cash	152,668	163,907
Available for Sale Investments, at Fair Value	53,147	32,769
Accounts Receivable	683	757
Loans Held for Sale, at Fair Value	49	624
Borrower Loans, at Fair Value	293,005	315,627
Property and Equipment, Net	18,136	24,853
Prepaid and Other Assets	7,796	4,606
Servicing Assets	14,711	12,786
Goodwill	36,368	36,368
Intangible Assets, Net	1,377	9,212
Total Assets	623,735	623,846
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accounts Payable and Accrued Liabilities	11,942	15,017
Payable to Investors	132,432	142,644
Notes, at Fair Value	293,948	316,236
Other Liabilities	12,669	17,173
Convertible Preferred Stock Warrant Liability	116,366	21,711
Total Liabilities	567,357	512,781
Commitments and Contingencies (see Note 16)
Convertible Preferred Stock – $0.01 par value; 444,760,848 shares authorized; 214,637,925 issued and outstanding as of December 31, 2017; and 217,388,425 shares authorized, 177,388,425 issued and outstanding as of December 31, 2016. Aggregate liquidation preference of $375,952 and $325,952 as of December 31, 2017 and December 31, 2016, respectively.	323,793	275,938
Stockholders' Deficit
Common Stock – $0.01 par value; 625,000,000 shares authorized; 71,226,934 shares issued, and 70,290,999 shares outstanding, as of December 31, 2017; 338,222,103 shares authorized; 70,843,044 shares issued and 69,907,109 outstanding as of December 31, 2016.	228	212
Additional Paid-In Capital	136,653	123,988
Less: Treasury Stock	(23,417)	(23,417)
Accumulated Deficit	(380,806)	(265,648)
Accumulated Other Comprehensive Loss	(73)	(8)
Total Stockholders' Deficit	(267,415)	(164,873)
Total Liabilities, Convertible Preferred Stock and Stockholders' Deficit	623,735	623,846
Prosper Funding LLC
ASSETS
Cash and Cash Equivalents	8,223	6,929
Restricted Cash	140,092	147,983
Short Term Investments	0	1,280
Loans Held for Sale, at Fair Value	49	624
Borrower Loans, at Fair Value	293,005	315,627
Property and Equipment, Net	7,953	10,095
Servicing Assets	14,598	12,461
Other Assets	125	186
Total Assets	464,045	495,185
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accounts Payable and Accrued Liabilities	745	2,223
Payable to Related Party	2,889	1,899
Payable to Investors	132,112	141,625
Notes, at Fair Value	293,948	316,236
Other Liabilities	3,985	1,877
Total Liabilities	433,679	463,860
Stockholders' Deficit
Member's Equity	24,904	30,704
Accumulated Deficit	5,462	621
Total Stockholders' Deficit	30,366	31,325
Total Liabilities, Convertible Preferred Stock and Stockholders' Deficit	$ 464,045	$ 495,185